Developed and Undeveloped Acreage (Including Both Leases and Concessions) Held (Detail) a in Thousands	Jun. 30, 2019 a
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	2,403
Developed acreage, Net	919
Undeveloped acreage, Gross	5,317
Undeveloped acreage, Net	4,038
Australia [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	2,152
Developed acreage, Net	823
Undeveloped acreage, Gross	963
Undeveloped acreage, Net	393
United States [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	105
Developed acreage, Net	39
Undeveloped acreage, Gross	828
Undeveloped acreage, Net	776
Other countries [member]
Disclosure of oil and gas producing activities [line items]
Developed acreage, Gross	146
Developed acreage, Net	57
Undeveloped acreage, Gross	3,526
Undeveloped acreage, Net	2,869